Related party transactions - Other (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Office space Augsburg, Germany
Related parties
Rent expense	€ 3	€ 2	€ 2
Paintings in administrative building
Related parties
Rent expense			2
Acquired goods from related parties		2
Schlosserei und Metallbau Ederer, Dießen
Related parties
Acquired goods from related parties	0	0	7
Andreas Schmid Logistik AG, Gersthofen
Related parties
Services received from related parties	25	56	74
Suzhou Meimai Fast Manufacturing Technology Co., Ltd, Suzhou
Related parties
Revenue from related parties	25	164	175
DSCS Digital Supply Chain Solutions GmbH, Gersthofen
Related parties
Revenue from related parties	€ 0	€ 13	€ 0
Ownership interest in associate (as a percent)	33.30%	33.30%	33.30%
Michele Neuber
Related parties
Services received from related parties	€ 2	€ 2
Simon Franz
Related parties
Services received from related parties		€ 9	€ 12